Deposits (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Deposits

	As at
	July 31, 2020						April 30 2020	October 31 2019
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$8,382	$8,646	$145,483		$80,365	$242,876	$234,361	$224,800
Business and government	130,761	29,442	38,965		282,882	482,050	514,444	461,851
Financial institutions	8,859	812	1,305		32,091	43,067	48,885	46,739
	$148,002	$38,900	$185,753	(4)	$395,338	$767,993	$797,690	$733,390
Recorded in:
Canada	$105,183	$21,228	$156,319		$264,748	$547,478	$549,618	$503,158
United States	27,888	186	304		41,059	69,437	93,605	75,675
United Kingdom	–	–	274		17,462	17,736	18,464	20,310
Mexico	8	5,084	6,459		12,877	24,428	22,829	23,672
Peru	6,707	127	5,581		6,715	19,130	20,149	18,738
Chile	3,802	5,252	142		15,337	24,533	24,535	22,714
Colombia	52	714	4,925		4,413	10,104	9,739	9,846
Other International	4,362	6,309	11,749		32,727	55,147	58,751	59,277
Total (5)	$148,002	$38,900	$185,753		$395,338	$767,993	$797,690	$733,390
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $150 (April 30, 2020 – $133; October 31, 2019 – $137) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $236,927 (April 30, 2020 – $276,250; October 31, 2019 – $250,886), deposits denominated in Chilean pesos amount to $22,342 (April 30, 2020 – $22,257; October 31, 2019 – $21,021), deposits denominated in Mexican pesos amount to $21,841 (April 30, 2020 – $19,956; October 31, 2019 – $21,039) and deposits denominated in other foreign currencies amount to $84,177 (April 30, 2020 – $89,951; October 31, 2019 – $83,837).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2020	$40,065	$25,665	$35,609	$96,353	$16,411	$214,103
As at April 30, 2020	$53,929	$22,582	$42,494	$97,005	$16,354	$232,364
As at October 31, 2019	$48,411	$23,797	$43,377	$91,687	$14,616	$221,888
(1)	The majority of foreign term deposits are in excess of $100,000.